Schedule of Investments (unaudited)	iShares® MSCI EAFE Growth ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.3%
Aristocrat Leisure Ltd.	801,370	$20,450,955
ASX Ltd.	133,150	5,439,195
BHP Group Ltd.	2,435,961	66,808,936
Brambles Ltd.	1,908,080	17,950,546
CAR Group Ltd.	491,981	10,667,871
Cochlear Ltd.	89,456	18,661,235
Coles Group Ltd.	1,837,433	19,162,987
Commonwealth Bank of Australia	2,299,074	168,452,085
Computershare Ltd.	746,358	13,112,293
CSL Ltd.	663,223	117,838,864
Endeavour Group Ltd./Australia	1,969,878	6,774,219
Goodman Group	2,349,444	47,457,893
IDP Education Ltd.	348,255	3,631,216
Insurance Australia Group Ltd.	3,346,859	13,865,956
James Hardie Industries PLC(a)	604,261	20,773,259
Lottery Corp. Ltd. (The)	3,058,495	9,540,949
Medibank Pvt Ltd.	3,784,416	8,673,346
Mineral Resources Ltd.	239,060	10,844,314
Northern Star Resources Ltd.	1,578,428	14,961,501
Orica Ltd.	661,725	7,661,938
Origin Energy Ltd.	2,366,393	14,935,288
Pilbara Minerals Ltd.(b)	2,555,927	6,507,143
Qantas Airways Ltd.(a)	1,163,348	4,389,200
QBE Insurance Group Ltd.	2,050,947	23,460,717
Ramsay Health Care Ltd.	252,256	8,455,676
REA Group Ltd.	72,626	8,324,977
Reece Ltd.	306,661	5,440,061
SEEK Ltd.	489,636	7,563,809
Seven Group Holdings Ltd.	224,361	5,451,771
Telstra Group Ltd.	2,779,788	6,567,562
Transurban Group	1,484,440	11,917,765
Treasury Wine Estates Ltd.	713,977	5,537,038
Washington H Soul Pattinson & Co. Ltd.	113,343	2,371,996
Wesfarmers Ltd.	1,558,195	66,751,869
WiseTech Global Ltd.	228,395	13,455,329
Woolworths Group Ltd.	1,677,093	34,409,104
Xero Ltd.(a)	197,628	15,343,480
		843,612,343
Austria — 0.1%
Verbund AG	93,600	7,150,212

Belgium — 1.2%
Anheuser-Busch InBev SA/NV	1,194,291	71,387,286
Argenx SE(a)	81,417	30,414,445
D’ieteren Group	29,547	6,373,953
Elia Group SA/NV	20,299	1,954,420
Lotus Bakeries NV	560	5,635,673
UCB SA	174,365	23,122,564
		138,888,341
Denmark — 6.5%
AP Moller - Maersk A/S, Class A	1,457	2,066,300
Carlsberg A/S, Class B	87,935	11,828,388
Coloplast A/S, Class B	173,674	20,939,023
Demant A/S(a)	138,128	6,595,883
DSV A/S	240,842	34,216,277
Genmab A/S(a)	91,043	25,276,258
Novo Nordisk A/S	4,485,473	575,226,899
Novonesis (Novozymes) B, Class B	513,374	28,428,963
Pandora A/S	116,099	17,670,254
Svitzer A/S, NVS	2,914	97,920
Security	Shares	Value

Denmark (continued)
Vestas Wind Systems A/S(a)	1,389,902	$37,247,473
		759,593,638
Finland — 0.3%
Elisa OYJ	68,780	3,101,246
Kone OYJ, Class B	303,421	14,790,860
Metso OYJ	900,712	10,211,463
Orion OYJ, Class B	148,084	5,656,084
		33,759,653
France — 13.2%
Accor SA	259,642	11,378,988
Aeroports de Paris SA	16,734	2,125,465
Air Liquide SA	720,943	141,001,065
Airbus SE	814,859	134,091,349
BioMerieux	56,966	6,055,711
Bureau Veritas SA	283,769	8,276,302
Capgemini SE	213,888	44,955,196
Carrefour SA	277,461	4,667,789
Dassault Aviation SA	27,791	5,948,627
Dassault Systemes SE	919,321	36,085,117
Edenred SE	342,694	16,261,469
EssilorLuxottica SA	263,551	56,197,405
Eurofins Scientific SE	120,608	7,391,912
Getlink SE	172,525	2,937,013
Hermes International SCA	43,480	104,090,695
Ipsen SA	33,754	4,105,712
Kering SA	102,401	35,888,395
LegrandSA	363,845	37,391,117
L’Oreal SA	330,739	155,068,021
LVMH Moet Hennessy Louis Vuitton SE	379,533	311,762,074
Pernod Ricard SA	281,211	42,530,948
Remy Cointreau SA	31,557	2,993,804
Safran SA	469,812	101,870,316
Sartorius Stedim Biotech	40,087	8,633,417
Schneider Electric SE	747,990	170,551,726
Sodexo SA	121,525	10,581,599
STMicroelectronics NV	941,526	37,270,192
Teleperformance SE	40,935	3,708,086
Thales SA	129,705	21,799,182
Vivendi SE	460,577	4,685,768
Worldline SA/France(a)(c)	166,010	1,721,938
		1,532,026,398
Germany — 7.1%
adidas AG	222,750	53,678,987
Bechtle AG	112,368	5,422,838
Beiersdorf AG	138,402	20,802,316
Brenntag SE	181,969	14,521,743
Carl Zeiss Meditec AG, Bearer	55,021	5,805,422
Covestro AG(a)(c)	93,163	4,666,007
Delivery Hero SE, Class A(a)(c)	241,372	6,752,998
Deutsche Boerse AG	261,605	50,435,334
Hannover Rueck SE	82,880	20,557,882
Infineon Technologies AG	1,796,792	62,354,142
Knorr-Bremse AG	99,757	7,402,522
Merck KGaA	177,925	28,272,578
MTU Aero Engines AG	47,552	11,456,082
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen, Registered	187,574	82,496,652
Nemetschek SE	79,384	7,015,105
Puma SE	145,208	6,704,397
QIAGEN NV, NVS	306,191	12,783,982
Rational AG	7,035	6,000,839

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Rheinmetall AG	59,904	$33,009,790
SAP SE	1,435,282	259,164,768
Scout24 SE(c)	103,092	7,572,897
Siemens AG, Registered	365,614	68,491,749
Siemens Healthineers AG(c)	387,148	21,470,251
Symrise AG, Class A	182,294	19,540,396
Zalando SE(a)(c)	308,064	8,060,575
		824,440,252
Hong Kong — 1.8%
AIA Group Ltd.	15,616,800	114,382,954
ESR Group Ltd.(c)	2,434,800	2,668,223
Futu Holdings Ltd., ADR(a)	76,077	4,892,512
Galaxy Entertainment Group Ltd.	1,499,000	6,725,851
Hong Kong Exchanges & Clearing Ltd.	1,619,000	51,442,770
Sands China Ltd.(a)	1,166,400	2,751,122
Techtronic Industries Co. Ltd.	1,889,500	26,111,548
		208,974,980
Ireland — 0.4%
AIB Group PLC	1,081,303	5,597,010
Bank of Ireland Group PLC	509,052	5,431,295
Kerry Group PLC, Class A	218,882	18,836,630
Kingspan Group PLC	213,642	19,002,941
		48,867,876
Israel — 0.7%
Check Point Software Technologies Ltd.(a)	128,645	19,222,136
CyberArk Software Ltd.(a)(b)	57,363	13,724,098
Elbit Systems Ltd.	23,839	4,852,611
Global-e Online Ltd.(a)	135,299	4,536,575
Mizrahi Tefahot Bank Ltd.	74,592	2,716,210
Monday.com Ltd.(a)	39,720	7,520,188
Nice Ltd.(a)	86,840	19,418,318
Wix.com Ltd.(a)	74,618	8,869,842
		80,859,978
Italy — 1.5%
Amplifon SpA	171,277	5,718,307
Banco BPM SpA	584,858	3,839,967
Davide Campari-Milano NV	843,991	8,464,217
DiaSorin SpA	30,863	3,117,080
Ferrari NV	173,300	71,273,891
Infrastrutture Wireless Italiane SpA(c)	462,314	4,954,588
Moncler SpA	282,770	19,251,595
Nexi SpA(a)(b)(c)	810,184	4,713,777
Prysmian SpA	360,648	19,568,164
Recordati Industria Chimica e Farmaceutica SpA	143,731	7,648,409
UniCredit SpA	742,265	27,244,366
		175,794,361
Japan — 22.0%
Advantest Corp.	1,053,100	32,962,718
Aeon Co. Ltd.	898,800	18,792,378
Ajinomoto Co. Inc.	643,500	23,926,264
ANA Holdings Inc.	77,300	1,468,081
Asahi Intecc Co. Ltd.	298,200	4,369,430
Astellas Pharma Inc.	2,487,400	23,873,804
Azbil Corp.	157,900	4,410,147
Bandai Namco Holdings Inc.	823,200	15,381,636
Capcom Co. Ltd.	475,200	7,822,949
Chugai Pharmaceutical Co. Ltd.	923,100	29,358,126
Daifuku Co. Ltd.	417,400	8,549,940
Dai-ichi Life Holdings Inc.	1,292,600	29,937,952
Daiichi Sankyo Co. Ltd.	2,539,400	85,470,324
Daikin Industries Ltd.	362,400	49,464,443
Security	Shares	Value

Japan (continued)
Denso Corp.	2,599,800	$44,308,697
Dentsu Group Inc.	139,400	3,771,212
Disco Corp.	126,900	36,146,921
Eisai Co. Ltd.	173,100	7,109,048
FANUC Corp.	1,309,800	38,795,338
Fast Retailing Co. Ltd.	240,600	62,909,445
Fuji Electric Co. Ltd.	87,100	5,417,959
Fujitsu Ltd.	1,572,800	24,296,836
Hamamatsu Photonics KK	192,700	7,060,849
Hankyu Hanshin Holdings Inc.	157,200	4,121,506
Hikari Tsushin Inc.	18,700	3,039,157
Hirose Electric Co. Ltd.	41,600	4,415,664
Hitachi Ltd.	446,000	41,148,258
Hoshizaki Corp.	96,500	3,325,264
Hoya Corp.	483,900	56,103,276
Ibiden Co. Ltd.	154,200	5,861,678
Inpex Corp.	467,200	6,998,561
Japan Exchange Group Inc.	692,800	16,225,731
Kao Corp.	224,300	9,252,868
Kawasaki Kisen Kaisha Ltd.	197,400	2,781,342
Keisei Electric Railway Co. Ltd.	88,700	3,304,334
Keyence Corp.	267,148	117,483,567
Kikkoman Corp.	928,500	11,063,455
Kintetsu Group Holdings Co. Ltd.	248,600	6,391,150
Kobe Bussan Co. Ltd.	205,800	4,444,719
Konami Group Corp.	138,300	8,344,650
Kubota Corp.	483,500	7,755,207
Kyowa Kirin Co. Ltd.	371,800	6,243,954
Lasertec Corp.	104,200	22,476,495
M3 Inc.	606,900	6,419,893
Makita Corp.	307,400	8,899,499
MatsukiyoCocokara & Co.	471,500	6,686,212
McDonald’s Holdings Co. Japan Ltd.(b)	118,300	5,203,861
MINEBEA MITSUMI Inc.	498,900	9,344,566
MISUMI Group Inc.	391,300	6,361,700
Mitsui & Co. Ltd.	1,156,300	55,821,169
MonotaRO Co. Ltd.	346,000	4,146,768
Murata Manufacturing Co. Ltd.	1,539,700	28,133,642
NEC Corp.	338,600	24,515,312
Nexon Co. Ltd.	470,200	7,331,051
Nidec Corp.	573,700	26,868,002
Nintendo Co. Ltd.	1,428,000	69,642,089
Nippon Paint Holdings Co. Ltd.	1,303,600	8,344,362
Nippon Sanso Holdings Corp.	238,300	7,078,083
Nippon Telegraph & Telephone Corp.	41,089,000	44,362,231
Nippon Yusen KK	232,900	6,612,140
Nissan Chemical Corp.	172,800	5,890,436
Nissin Foods Holdings Co. Ltd.	275,400	7,349,196
Nitori Holdings Co. Ltd.	110,300	14,761,787
Nitto Denko Corp.	197,400	16,322,141
Nomura Research Institute Ltd.	530,070	12,826,573
NTT Data Group Corp.	867,500	13,565,806
Obic Co. Ltd.	95,800	12,307,089
Olympus Corp.	1,653,300	23,029,989
Omron Corp.	156,100	5,357,723
Ono Pharmaceutical Co. Ltd.	533,000	7,676,990
Oracle Corp./Japan	52,100	3,909,823
Oriental Land Co. Ltd./Japan	1,499,800	41,382,053
Otsuka Corp.	312,000	6,205,093
Otsuka Holdings Co. Ltd.	574,800	24,576,634
Pan Pacific International Holdings Corp.	523,400	12,292,586
Panasonic Holdings Corp.	1,517,500	13,245,422

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Rakuten Group Inc.(a)	2,060,100	$9,907,932
Recruit Holdings Co. Ltd.	1,979,100	85,234,612
Renesas Electronics Corp.	2,021,600	32,822,196
SBI Holdings Inc.	173,500	4,224,402
SCREEN Holdings Co. Ltd.	112,300	11,586,793
SCSK Corp.	212,500	3,863,080
Secom Co. Ltd.	100,200	6,960,139
Seven & i Holdings Co. Ltd.	3,103,300	40,098,342
SG Holdings Co. Ltd.	440,300	5,153,750
Sharp Corp./Japan(a)	233,600	1,226,205
Shimadzu Corp.	325,600	8,845,921
Shimano Inc.	106,100	17,242,626
Shin-Etsu Chemical Co. Ltd.	2,476,200	95,851,077
Shionogi & Co. Ltd.	337,100	15,742,824
Shiseido Co. Ltd.	357,300	9,564,291
SMC Corp.	78,900	41,451,422
SoftBank Group Corp.	496,600	24,423,085
Sony Group Corp.	1,733,600	143,284,357
Square Enix Holdings Co. Ltd.	116,500	4,211,140
Sysmex Corp.	691,500	11,057,344
T&D Holdings Inc.	343,000	5,596,844
TDK Corp.	535,900	23,907,028
Terumo Corp.	1,853,600	31,444,698
TIS Inc.	302,200	6,453,957
Tobu Railway Co. Ltd.	128,900	2,557,437
Toho Co. Ltd./Tokyo	77,400	2,593,081
Tokio Marine Holdings Inc.	2,474,200	78,200,520
Tokyo Electron Ltd.	648,300	142,201,842
Tokyo Gas Co. Ltd.	507,500	11,381,829
Tokyu Corp.	241,100	2,854,035
Toyota Motor Corp.	7,288,100	166,231,175
Trend Micro Inc./Japan	64,000	3,153,805
Unicharm Corp.	551,000	16,371,935
USS Co. Ltd.	364,800	2,786,815
Yakult Honsha Co. Ltd.	352,800	6,900,676
Yamato Holdings Co. Ltd.	365,200	4,823,078
Yaskawa Electric Corp.	329,000	13,555,659
Yokogawa Electric Corp.	314,500	6,949,130
Zensho Holdings Co. Ltd.	127,000	4,922,419
ZOZO Inc.	190,600	4,105,233
		2,562,597,988
Netherlands — 6.8%
Adyen NV(a)(c)	29,912	35,834,579
Akzo Nobel NV	235,814	15,559,466
ASM International NV	60,957	38,344,324
ASML Holding NV	554,109	482,635,980
BE Semiconductor Industries NV	106,550	14,136,417
Heineken NV	396,320	38,569,726
IMCD NV	78,885	11,901,742
Prosus NV	2,012,134	67,325,917
Universal Music Group NV	1,128,312	33,189,506
Wolters Kluwer NV	342,173	51,225,515
		788,723,172
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	799,560	13,390,825
Mercury NZ Ltd.	480,837	1,807,665
Meridian Energy Ltd.	1,778,982	6,289,589
Spark New Zealand Ltd.	887,559	2,494,682
		23,982,761
Norway — 0.1%
Adevinta ASA(a)	472,600	4,824,490
Security	Shares	Value

Norway (continued)
Kongsberg Gruppen ASA	120,968	$8,539,507
Salmar ASA	35,105	2,208,493
		15,572,490
Portugal — 0.2%
EDP Renovaveis SA	148,428	2,032,006
Galp Energia SGPS SA	415,218	8,919,364
Jeronimo Martins SGPS SA	389,165	8,005,799
		18,957,169
Singapore — 1.4%
CapitaLand Ascendas REIT	5,126,900	9,711,484
DBS Group Holdings Ltd.	2,738,540	69,716,116
Grab Holdings Ltd., Class A(a)	2,631,598	9,210,593
Sea Ltd., ADR(a)	507,509	32,069,494
Seatrium Ltd.(a)	30,633,400	2,188,311
Sembcorp Industries Ltd.	1,217,600	4,758,468
Singapore Exchange Ltd.	1,116,300	7,614,867
Singapore Technologies Engineering Ltd.	2,146,900	6,306,479
Singapore Telecommunications Ltd.	11,391,300	19,755,638
		161,331,450
Spain — 1.4%
Aena SME SA(c)	50,943	9,283,831
Amadeus IT Group SA	619,888	39,346,725
Cellnex Telecom SA(c)	629,659	20,813,187
Ferrovial SE	464,637	16,710,839
Grifols SA(a)(b)	410,449	3,756,615
Industria de Diseno Textil SA	1,499,721	68,283,706
		158,194,903
Sweden — 3.7%
Alfa Laval AB	397,209	16,911,074
Assa Abloy AB, Class B	1,378,970	36,434,323
Atlas Copco AB, Class A	3,695,298	64,727,145
Atlas Copco AB, Class B	2,148,784	32,219,333
Beijer Ref AB, Class B	529,286	7,459,417
Epiroc AB	910,278	16,828,638
Epiroc AB, Class B	541,927	8,982,969
EQT AB	515,172	13,899,006
Essity AB, Class B	836,341	20,866,494
Evolution AB(c)	252,410	27,887,556
Getinge AB, Class B	314,193	6,614,523
H & M Hennes & Mauritz AB, Class B	887,111	14,100,450
Hexagon AB, Class B	2,858,475	29,902,425
Husqvarna AB, Class B	481,724	3,907,362
Industrivarden AB, Class A	62,880	2,024,958
Industrivarden AB, Class C	70,656	2,271,578
Indutrade AB	375,469	8,637,892
Investment AB Latour, Class B	203,721	4,908,781
Investor AB, Class B	2,379,022	58,268,773
Lifco AB, Class B	320,419	7,763,298
Nibe Industrier AB, Class B	2,081,759	9,605,696
Saab AB, Class B	110,084	8,715,209
Sagax AB, Class B	280,350	7,020,543
Sandvik AB	731,895	14,589,253
Swedish Orphan Biovitrum AB(a)	267,485	6,927,173
		431,473,869
Switzerland — 9.9%
ABB Ltd., Registered	2,198,776	106,835,090
Alcon Inc.	686,169	52,613,227
Avolta AG, Registered(a)	47,433	1,793,766
Bachem Holding AG	46,692	4,051,080
Barry Callebaut AG, Registered	3,211	5,188,887
BKW AG	29,058	4,313,309

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,322	$15,228,061
Chocoladefabriken Lindt & Spruengli AG, Registered	149	17,194,995
Cie. Financiere Richemont SA, Class A, Registered	738,901	102,136,090
EMS-Chemie Holding AG, Registered	4,848	3,867,905
Geberit AG, Registered	46,007	24,557,672
Givaudan SA, Registered	12,676	54,212,319
Logitech International SA, Registered	226,492	17,634,027
Lonza Group AG, Registered	102,264	56,449,035
Nestle SA, Registered	3,669,890	368,457,535
Partners Group Holding AG	31,257	40,214,195
Roche Holding AG, Bearer	44,163	11,617,447
Schindler Holding AG, Participation Certificates, NVS	56,163	13,998,976
Schindler Holding AG, Registered	21,076	5,135,247
SGS SA	134,526	11,845,772
SIG Group AG	423,121	8,455,375
Sika AG, Registered	209,291	59,535,208
Sonova Holding AG, Registered	69,767	19,285,840
Straumann Holding AG	153,627	20,422,796
Swiss Re AG	269,645	29,311,858
Temenos AG, Registered	88,401	5,499,196
UBS Group AG, Registered	2,939,142	77,191,474
VAT Group AG(c)	36,974	18,407,900
		1,155,454,282
United Kingdom — 13.2%
Admiral Group PLC	178,629	6,080,020
Ashtead Group PLC	602,165	43,724,345
AstraZeneca PLC	2,130,684	322,263,537
Auto Trader Group PLC(c)	1,243,535	10,780,801
BAE Systems PLC	4,168,372	69,329,269
Bunzl PLC	461,074	17,681,171
Burberry Group PLC	498,710	7,135,860
Coca-Cola HBC AG, Class DI	150,343	4,852,879
Compass Group PLC	2,346,095	65,253,602
CRH PLC	953,757	73,859,686
Croda International PLC	95,801	5,487,151
Diageo PLC	3,076,953	106,338,483
Entain PLC	876,484	8,551,159
Experian PLC	1,261,309	50,873,569
Flutter Entertainment PLC(a)	243,205	45,055,890
Haleon PLC	9,495,574	40,103,034
Halma PLC	520,924	14,276,880
HSBC Holdings PLC	9,216,147	79,885,109
Informa PLC	1,887,780	18,688,809
InterContinental Hotels Group PLC	227,865	22,224,571
Intertek Group PLC	221,448	13,629,355
JD Sports Fashion PLC	3,555,961	5,090,979
London Stock Exchange Group PLC	572,762	63,141,327
Next PLC	165,281	18,537,583
NMC Health PLC, NVS(d)	50,450	1
Ocado Group PLC(a)	394,094	1,725,431
Prudential PLC	3,788,807	32,952,572
Security	Shares	Value

United Kingdom (continued)
Reckitt Benckiser Group PLC	490,796	$27,438,933
RELX PLC	2,591,380	106,471,700
Rentokil Initial PLC	3,467,207	17,502,366
Rolls-Royce Holdings PLC(a)	11,542,669	59,191,083
Sage Group PLC (The)	1,409,021	20,432,069
Severn Trent PLC	184,649	5,691,671
Smith & Nephew PLC	599,203	7,259,731
Spirax-Sarco Engineering PLC	101,225	11,138,536
Unilever PLC	2,233,919	115,562,432
Whitbread PLC	132,582	5,225,426
Wise PLC, Class A(a)	843,681	8,108,149
		1,531,545,169

Total Common Stocks — 99.0%
(Cost: $10,362,473,686)		11,501,801,285

Preferred Stocks

Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	156,400	13,923,733
Sartorius AG, Preference Shares, NVS	35,997	10,761,521
		24,685,254

Total Preferred Stocks — 0.2%
(Cost: $28,324,067)		24,685,254
Total Long-Term Investments — 99.2%
(Cost: $10,390,797,753)		11,526,486,539

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	14,661,637	14,666,036
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	11,220,000	11,220,000

Total Short-Term Securities — 0.2%
(Cost: $25,876,138)		25,886,036

Total Investments — 99.4%
(Cost: $10,416,673,891)		11,552,372,575

Other Assets Less Liabilities — 0.6%		64,751,676

Net Assets — 100.0%		$11,617,124,251

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
April 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$66,747,566	$—		$(52,082,884	)(a)	$9,169	$(7,815)	$14,666,036	14,661,637	$91,134	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,720,000	7,500,000	(a)	—		—	—	11,220,000	11,220,000	141,358		—
						$9,169	$(7,815)	$25,886,036		$232,492		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	173	06/13/24	$29,956	$430,769
Euro STOXX 50 Index	982	06/21/24	51,053	(720,807)
FTSE 100 Index	84	06/21/24	8,532	239,563
				$(50,475)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$133,778,714	$11,368,022,570	$1	$11,501,801,285
Preferred Stocks	—	24,685,254	—	24,685,254
Short-Term Securities
Money Market Funds	25,886,036	—	—	25,886,036
	$159,664,750	$11,392,707,824	$1	$11,552,372,575
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$670,332	$—	$670,332
Liabilities
Equity Contracts	—	(720,807)	—	(720,807)
	$—	$(50,475)	$—	(50,475)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares